Shareholder Fees - FidelityEnvironmentalBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityEnvironmentalBondFund-RetailPRO | Fidelity Environmental Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none